RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 16 – RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Company as of March 31, 2026:

Name of related parties	Relationship with the Group
Li Hongqi	Chairman of the Board
Li Hongliang	Chief Executive Officer, brother of Li Hongqi
Li Hongguang	A shareholder of the Company, brother of Li Hongqi
Sichuan Hongzhuo Shuya Energy Co., Ltd. (“Sichuan Hongzhuo”)	An equity investee of the Company. On September 12, 2025, the Company sold its equity interest in Sichuan Hongzhuo to a third party.
Beijing Happiness Star No.1 Enterprise Management Center (Limited Partnership) (“Beijing Happiness Star”)	Li Hongqi and Li Hongliang each holds 42.98% of the equity interest but Beijing Happiness Star is controlled by Li Hongliang.
Sichuan TIBO Fluid Technology Co., Ltd. (“Sichuan TIBO”)	An equity investee of the Company. On February 8, 2025, the Company sold its equity interest in Sichuan TIBO to a third party.

The following related party balances are non-interest bearing as of March 31, 2026 and September 30, 2025:

	March 31, 2026	September 30, 2025
	(Unaudited)
Amounts due to related parties:
Li Hongqi (1)	$4,387,911	$4,254,385
Li Hongliang (1)	1,549,617	1,501,432
	$5,937,528	$5,755,817

Loan receivable - related party:
Beijing Happiness Star (2)	$631,035	$-
	$631,035	$-

(1)	The balances are related primarily to share capital withdrawal to be paid to individual shareholders. On March 12, 2023 and March 20, 2023, China Oil Blue Ocean and ZJY Technologies’ individual shareholders withdrew their share capital from the companies. These share capital withdrawals reduced the Company’s additional paid-in capital by approximatively $10.1 million, and they were credited to amount due to related parties. During fiscal 2024, the Company reduced the amount owed to related parties and paid $1.3 million to Li Hongqi and $2.9 million to Li Hongliang, respectively.

(2)	On October 22, 2025, China Oil Blue Ocean lent RMB 4.3 million ($621,441) to Beijing Happiness Star with annual interest of 3.5% and a term of one year. Interest accrued on this loan was RMB 66,385 ($9,594) as of March 31, 2026.

The following are related party transactions for the six months ended March 31, 2026 and 2025:

	2026	2025
	(Unaudited)	(Unaudited)
Revenues:
Equipment sales to Sichuan TIBO Fluid Technology Co., Ltd.	$-	$843,144
LNG/CNG sales to Sichuan Hongzhuo Shuya Energy Co., Ltd.	-	2,152,526
	$-	$2,995,670

	2026	2025
	(Unaudited)	(Unaudited)
Leases
Sichuan TIBO Fluid Technology Co., Ltd. (Lessor)	$-	$44,930
Li Hongliang	7,697	8,232
Li Hongqi	22,745	28,940
	$30,442	$82,102

	2026	2025
	(Unaudited)	(Unaudited)
Purchase of equipment:
Sichuan TIBO Fluid Technology Co., Ltd.	$-	$2,243,086
	$-	$2,243,086